Disclosures on equity (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Disclosures on equity [Line Items]
Dividends attributable to owners of the parent	$ 55,501,000	$ 3,014,000	$ 3,248
Provisional dividend	317,243,000	225,000,000	106,584
Interim dividend		150,000,000	0
Dividend payable	110,529,000	0	0
Total	$ (483,273,000)	$ (378,014,000)	$ (109,832,000)